GOODWILL (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	$ 832	$ 1,080
Projection period	10 years
Growth rate used to extrapolate cash flow projections	3.00%
Recoverable amount of asset or cash-generating unit	$ 5,623	4,701
Amount by which unit's recoverable amount exceeds its carrying amount	$ 4,391	$ 4,402
TCR
Disclosure of reconciliation of changes in goodwill [line items]
Discount rate (percent)	6.60%	7.80%
Terminal capitalization rate, percent, assigned to key assumption for unit's recoverable amount to be equal to carrying amount	9.36%	8.70%
DR
Disclosure of reconciliation of changes in goodwill [line items]
Discount rate (percent)	9.30%	9.50%
Discount rate, percent, assigned to key assumption for unit's recoverable amount to be equal to carrying amount	12.70%	10.40%
Long-Term Growth Rate
Disclosure of reconciliation of changes in goodwill [line items]
Long-term growth rate, percent, assigned to key assumption for unit's recoverable amount to be equal to carrying amount	(2.70%)	1.70%
Center Parcs UK
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	$ 815	$ 824